Profit from Operations - Flintkote - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries | Flintkote
Profit From Operations [Line Items]
Final settlement agreement charge	£ 0	£ 0	£ 3,000,000